Litigation	12 Months Ended
Dec. 31, 2017
Disclosure of Information About Litigation Issues [Abstract]
Disclosure of Information About Litigation Issues [text block]
26.	Litigation

Bladex is not engaged in any litigation that is material to the Bank’s business or, to the best of the knowledge of the Bank’s management that is likely to have an adverse effect on its business, financial condition or results of operations.